Leases	6 Months Ended
Jun. 30, 2026
Disclosure Leases Abstract
Leases

19. Leases

a) Right of use

	December 31, 2025	Additions and contract modifications	Depreciation	Translation adjustment	June 30, 2026
Ports	26	26	(11)	–	41
Vessels	345	–	(29)	–	316
Pelletizing plants	90	(11)	(16)	6	69
Properties	83	–	(9)	4	78
Energy plants	21	–	(6)	–	15
Others	42	4	(10)	3	39
Total	607	19	(81)	13	558

b) Leases liabilities

	December 31, 2025	Additions and contract modifications	Payments (i)	Interest	Transfer to held for sale (note 27b)	Translation adjustment and others	June 30, 2026
Ports	31	26	(20)	1	–	–	38
Vessels	350	–	(35)	7	–	–	322
Pelletizing plants	97	(11)	(4)	2	–	6	90
Properties	97	–	(12)	2	–	17	104
Energy plants	43	–	(6)	1	–	(10)	28
Others	50	4	(6)	1	(4)	7	52
Total	668	19	(83)	14	(4)	20	634
Current liabilities	160						169
Non-current liabilities	508						465
Total	668						634

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$65 recorded in the income statement for the six-month period ended June 30, 2026 (2025: US$53 in the six-month period ended June 30, 2025).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2026	2027	2028	2029	2030 onwards	Total	Remaining term (years)	Discount rate
Ports	1	12	2	2	24	41	1 to 17	4% to 6%
Vessels	35	70	59	50	138	352	1 to 7	4%
Pelletizing plants	32	24	21	6	22	105	1 to 7	2% to 6%
Properties	11	21	20	15	32	99	1 to 13	2% to 6%
Energy plants	3	5	5	5	28	46	1 to 4	5%
Others	11	15	12	7	3	48	1 to 4	3% to 6%
Total	93	147	119	85	247	691